Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares Retail) (Vanguard Intermediate-Term Corporate Bond Index Fu, Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Annual Total Return
2013	(1.79%)
2012	11.39%
2011	7.94%